SHORT-TERM BANK BORROWINGS (Details 1) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Debt Instrument, Collateral Amount	$ 7,572,422	$ 4,350,275
Pledged Term Deposit
Debt Instrument, Collateral Amount	728,014	0
Buildings, net
Debt Instrument, Collateral Amount	4,583,560	3,611,529
Land use rights, net
Debt Instrument, Collateral Amount	431,621	457,391
Machinery, net
Debt Instrument, Collateral Amount	154,795	281,355
Inventory
Debt Instrument, Collateral Amount	$ 1,674,432	$ 0